Business Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Acquisitions [Abstract]
Schedule of Final Purchase Price Allocation	The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$850,000
Note Payable	164,000
Acquisition costs included in general and administrative	25,315

Recognized amounts of identifiable assets acquired
Inventory	35,000
Furniture, fixtures & equipment	144,904
Trademark (5-year life)	97,600
Non-compete agreement (2-year life)	25,500
Client list (5-year life)	157,000
Total identifiable net assets assumed	460,004
Goodwill	553,996
Total	$1,014,000
The Company has recorded the assets acquired and liabilities assumed at their respective fair values as of the acquisition date. The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$1,342,469
Note Payable	100,000

Acquisition costs included in general and administrative	43,605
Recognized amounts of identifiable assets acquired
Inventory	28,894
Buildings	660,000
Land	120,000
Furniture, fixtures & equipment	22,991
Tradename – trademarks (5-year life)	40,300
Non-compete agreement (2-year life)	23,200
Client list (5-year life)	116,000
Total identifiable net assets assumed	1,011,385
Goodwill	431,084
Total	$1,442,469
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$2,000,000
Acquisition costs included in general and administrative	34,812

Recognized amounts of identifiable assets acquired
Inventory	25,000
Buildings	425,156
Land	74,844
Furniture, fixtures & equipment	176,862
Tradename – Trademarks (5-year life)	57,800
Non-compete agreement (2-year life)	38,600
Client list (5-year life)	249,000
Total identifiable net assets assumed	1,047,262
Goodwill	952,738
Total	$2,000,000
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$1,305,000
Notes Payable	100,000
Acquisition costs included in general and administrative	14,960

Recognized amounts of identifiable assets acquired
Inventory	15,000
Buildings	230,000
Land	60,000
Furniture, fixtures & equipment	171,984
Tradename – Trademarks (5-year life)	49,800
Non-compete agreement (2-year life)	13,900
Client list (5-year life)	90,000
Total identifiable net assets assumed	630,684
Goodwill	774,316
Total	$1,405,000
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$450,000
Notes Payable	50,000
Acquisition costs included in general and administrative	20,193

Recognized amounts of identifiable assets acquired
Inventory	21,000
Furniture, fixtures & equipment	59,151
Tradename – trademarks (5-year life)	37,800
Non-compete agreement (2-year life)	12,200
Customer Lists (5-year life)	32,000
Total identifiable net assets assumed	162,151
Goodwill	337,849
Total	$500,000
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$524,683
Convertible Notes Payable	50,000
Acquisition costs included in general and administrative	17,762

Recognized amounts of identifiable assets acquired
Inventory	20,000
Furniture, fixtures & equipment	145,982
Trademark (5-year life)	18,600
Non-compete agreement (2-year life)	9,700
Client list (5-year life)	25,000
Total identifiable net assets assumed	219,282
Goodwill	355,401
Total	$574,683
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$2,077,000
Convertible Notes Payable	75,000
Acquisition costs included in general and administrative	15,000

Recognized amounts of identifiable assets acquired
Inventory	45,000
Building	1,045,000
Land	155,000
Furniture, fixtures & equipment	170,013
Trademark (5-year life)	63,600
Non-compete agreement (2-year life)	31,800
Client list (5-year life)	196,000
Total identifiable net assets assumed	1,706,413
Goodwill	445,587
Total	$2,152,000
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$2,908,652
Convertible Note Payable	200,000
Acquisition costs included in general and administrative	6,077

Recognized amounts of identifiable assets acquired
Inventory	44,000
Building	234,221
Land	265,779
Furniture, fixtures & equipment	253,072
Trademark (5-year life)	276,900
Non-compete agreement (2-year life)	120,400
Client list (5-year life)	556,000
Total identifiable net assets assumed	1,760,372
Goodwill	1,348,280
Total	$3,108,652
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$750,000
Convertible Note Payable	100,000
Acquisition costs included in general and administrative	19,196

Recognized amounts of identifiable assets acquired
Inventory	61,196
Building	-
Land	-
Furniture, fixtures & equipment	28,202
Trademark (5-year life)	79,500
Non-compete agreement (2-year life)	56,300
Client list (5-year life)	190,000
Total identifiable net assets assumed	415,198
Goodwill	434,802
Total	$850,000
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$1,415,000
Convertible Note Payable	50,000
Acquisition costs included in general and administrative	12,820

Recognized amounts of identifiable assets acquired
Inventory	15,804
Building	570,000
Land	300,000
Furniture, fixtures & equipment	103,239
Trademark (5-year life)	44,900
Non-compete agreement (2-year life)	17,400
Client list (5-year life)	44,000
Total identifiable net assets assumed	1,095,343
Goodwill	369,657
Total	$1,465,000

The final purchase price allocation amounts are as follows:
Consideration:
Cash	$1,505,000
Acquisition costs included in general and administrative	37,495
Recognized amounts of identifiable assets acquired
Furniture, fixtures & equipment	81,654
Tradename (5-year life)	41,300
Client list (5-year life)	126,000
Total identifiable net assets assumed	248,954
Goodwill	1,256,046
Total	$1,505,000

The final purchase price allocation amounts are as follows:
Consideration:
Cash	$564,500
Acquisition costs included in general and administrative	34,979
Recognized amounts of identifiable assets acquired
Buildings	159,350
Land	131,831
Furniture, fixtures & equipment	11,995
Tradename (5-year life)	17,200
Client list (5-year life)	60,000
Total identifiable net assets assumed	380,376
Goodwill	184,124
Total	$564,500
The final purchase price allocation amounts are as follows:
Consideration:
Cash	$630,000
Acquisition costs included in general and administrative	55,831
Recognized amounts of identifiable assets acquired
Inventory	41,000
Buildings	181,999
Land	82,142
Furniture, fixtures & equipment	121,486
Non-compete agreement (2-year life)	5,300
Tradename (5-year life)	27,400
Total identifiable net assets assumed	459,327
Goodwill	170,673
Total	$630,000
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$850,000
Note Payable	164,000
Acquisition costs included in general and administrative	25,315

Recognized amounts of identifiable assets acquired
Inventory	35,000
Furniture, fixtures & equipment	144,904
Trademark (5-year life)	97,600
Non-compete agreement (2-year life)	25,500
Client list (5-year life)	157,000
Total identifiable net assets assumed	460,004
Goodwill	553,996
Total	$1,014,000
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$1,342,469
Note Payable	100,000

Acquisition costs included in general and administrative	43,605
Recognized amounts of identifiable assets acquired
Inventory	28,894
Buildings	660,000
Land	120,000
Furniture, fixtures & equipment	22,991
Tradename – trademarks (5-year life)	40,300
Non-compete agreement (2-year life)	23,200
Client list (5-year life)	116,000
Total identifiable net assets assumed	1,011,385
Goodwill	431,084
Total	$1,442,469
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$2,000,000
Acquisition costs included in general and administrative	34,812

Recognized amounts of identifiable assets acquired
Inventory	25,000
Buildings	425,156
Land	74,844
Furniture, fixtures & equipment	176,862
Tradename – Trademarks (5-year life)	57,800
Non-compete agreement (2-year life)	38,600
Client list (5-year life)	249,000
Total identifiable net assets assumed	1,047,262
Goodwill	952,738
Total	$2,000,000
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$1,305,000
Notes Payable	100,000
Acquisition costs included in general and administrative	14,960

Recognized amounts of identifiable assets acquired
Inventory	15,000
Buildings	230,000
Land	60,000
Furniture, fixtures & equipment	171,984
Tradename – Trademarks (5-year life)	49,800
Non-compete agreement (2-year life)	13,900
Client list (5-year life)	90,000
Total identifiable net assets assumed	630,684
Goodwill	774,316
Total	$1,405,000

The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$450,000
Notes Payable	50,000
Acquisition costs included in general and administrative	20,193

Recognized amounts of identifiable assets acquired
Inventory	21,000
Furniture, fixtures & equipment	59,151
Tradename – trademarks (5-year life)	37,800
Non-compete agreement (2-year life)	12,200
Customer Lists (5-year life)	32,000
Total identifiable net assets assumed	162,151
Goodwill	337,849
Total	$500,000
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$524,683
Convertible Notes Payable	50,000
Acquisition costs included in general and administrative	17,762

Recognized amounts of identifiable assets acquired
Inventory	20,000
Furniture, fixtures & equipment	145,982
Trademark (5-year life)	18,600
Non-compete agreement (2-year life)	9,700
Client list (5-year life)	25,000
Total identifiable net assets assumed	219,282
Goodwill	355,401
Total	$574,683
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$2,077,000
Convertible Notes Payable	75,000
Acquisition costs included in general and administrative	15,000

Recognized amounts of identifiable assets acquired
Inventory	45,000
Building	1,045,000
Land	155,000
Furniture, fixtures & equipment	170,013
Trademark (5-year life)	63,600
Non-compete agreement (2-year life)	31,800
Client list (5-year life)	196,000
Total identifiable net assets assumed	1,706,413
Goodwill	445,587
Total	$2,152,000
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$2,908,652
Convertible Note Payable	200,000
Acquisition costs included in general and administrative	6,077

Recognized amounts of identifiable assets acquired
Inventory	44,000
Building	234,221
Land	265,779
Furniture, fixtures & equipment	253,072
Trademark (5-year life)	276,900
Non-compete agreement (2-year life)	120,400
Client list (5-year life)	556,000
Total identifiable net assets assumed	1,760,372
Goodwill	1,348,280
Total	$3,108,652
The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$750,000
Convertible Note Payable	100,000
Acquisition costs included in general and administrative	19,196

Recognized amounts of identifiable assets acquired
Inventory	61,196
Building	-
Land	-
Furniture, fixtures & equipment	28,202
Trademark (5-year life)	79,500
Non-compete agreement (2-year life)	56,300
Client list (5-year life)	190,000
Total identifiable net assets assumed	415,198
Goodwill	434,802
Total	$850,000

The final purchase price allocation amounts are as follows:
Consideration:
Cash paid prior to the time of closing	$1,415,000
Convertible Note Payable	50,000
Acquisition costs included in general and administrative	12,820

Recognized amounts of identifiable assets acquired
Inventory	15,804
Building	570,000
Land	300,000
Furniture, fixtures & equipment	103,239
Trademark (5-year life)	44,900
Non-compete agreement (2-year life)	17,400
Client list (5-year life)	44,000
Total identifiable net assets assumed	1,095,343
Goodwill	369,657
Total	$1,465,000

Schedule of Pro Forma Consolidated Results of Operations	The unaudited pro forma consolidated results of operations, assuming the acquisitions had occurred on January 1, 2022, are as follows:
	Nine Months Ended	Three Months Ended
	September 30, 2022	September 30, 2022
Revenue	$8,754,610	$5,710,738
Costs and expenses	10,312,255	7,147,711
Loss from operations	(1,557,645)	(1,436,973)
Other income (expense)	(842,027)	(643,183)
Loss before income taxes	(2,399,672)	(2,080,156)
Provision of income taxes	30,094	30,094
Net income (loss)	(2,369,578)	(2,050,062)
The unaudited pro forma consolidated results of operations, assuming the acquisitions had occurred on January 1, 2022 and 2021, are as follows:
	For the year ended
	December 31, 2022	December 31, 2021
Revenue	$16,953,261	$17,471,036
Costs and expenses	18,666,172	16,235,014
(Loss) income from operations	(1,712,9111)	1,236,022
Other expense	(1,423,882)	(211,091)
(Loss) income before income taxes	(3,136,793)	1,024,931
Income tax benefit (expense)	30,094	(74,330)
Net (loss) income	$(3,106,699)	$950,601